Norwood Financial Corp (Parent Company Only) Financial Information (Statements of Cash Flows) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Financial Statements, Captions [Line Items]
Net income	$ 8,198	$ 6,711	$ 5,908
Net (gains) losses on sales of securities	348	284	626
Other, net	193	11	(419)
Net Cash Provided by Operating Activities	16,051	11,376	10,498
Proceeds from sale of securities	15,612	110,748	44,976
Purchases	(19,955)	(100,982)	(50,565)
Net Cash (Used in) Provided by Investing Activities	(28,593)	3,543	(46,244)
Proceeds from Stock Options Exercised	1,040	843	441
ESOP purchase of shares from treasury stock	127	131	146
Acquisition of treasury stock	(1,587)	(447)	(127)
Cash dividends paid	(5,386)	(4,714)	(4,527)
Net Cash Provided by (Used in) Financing Activities	12,065	(7,755)	33,364
Net Increase (Decrease) in Cash and Cash Equivalents	(477)	7,164	(2,382)
CASH AND CASH EQUIVALENTS, BEGINNING	17,174	10,010	12,376
CASH AND CASH EQUIVALENTS, ENDING	16,697	17,174	10,010
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net income	8,198	6,711	5,908
Undistributed earnings of bank subsidiary	(3,032)	20,777	(1,533)
Net (gains) losses on sales of securities	(130)
Decrease in prepaid federal income tax	1,736
Other, net	389	(267)	(3)
Net Cash Provided by Operating Activities	7,161	27,221	4,372
Proceeds from sale of securities	422
Outlays for business acquisitions		(2,324)
Net Cash (Used in) Provided by Investing Activities	422	(2,324)
Repayment of borrowings		(19,856)
Proceeds from Stock Options Exercised	1,040	843	441
Outlays for business acquisitions		2,324
ESOP purchase of shares from treasury stock	127	131	146
Acquisition of treasury stock	(1,587)	(447)	(127)
Cash dividends paid	(5,386)	(4,714)	(4,527)
Net Cash Provided by (Used in) Financing Activities	(5,806)	(24,043)	(4,067)
Net Increase (Decrease) in Cash and Cash Equivalents	1,777	854	305
CASH AND CASH EQUIVALENTS, BEGINNING	3,005	2,151	1,846
CASH AND CASH EQUIVALENTS, ENDING	$ 4,782	$ 3,005	$ 2,151